Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 2,138	£ 2,327
Cash and cash equivalents	937	1,097
Derivative financial instruments	(2)	11
Financial liabilities	(1,785)	(2,043)
Other borrowings	(633)	(686)
Investment in finance lease receivable	115	130
Other net financial assets	503	463
Total financial instruments	353	284
Impact of 1% increase in interest rates	11	26
Impact of 1% decrease in interest rates	(11)	(28)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(20)	(12)
Impact of 10% weakening in exchange rates	24	(39)
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	113	138
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(9)	(11)
Impact of 10% weakening in exchange rates	11	13
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	87	96
Impact of 10% strengthening in exchange rates	(8)	(9)
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% weakening in exchange rates	10	11
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	937	1,097
Cash and cash equivalents	937	1,097
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(43)	(55)
Impact of 10% weakening in exchange rates	53	25
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	32	63
Derivative financial instruments	(2)	11
Impact of 1% increase in interest rates	6	17
Impact of 1% decrease in interest rates	(6)	(19)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(1)	3
Impact of 10% weakening in exchange rates	1	1
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(767)	(965)
Impact of 1% increase in interest rates	5	9
Impact of 1% decrease in interest rates	(5)	(9)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	37	54
Impact of 10% weakening in exchange rates	(45)	(67)
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	57	62
Impact of 10% weakening in exchange rates	(70)	(76)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	115	130
Investment in finance lease receivable	115	130
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(11)	(12)
Impact of 10% weakening in exchange rates	13	14
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(42)	(44)
Impact of 10% weakening in exchange rates	£ 51	£ 40